JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2023
JOINT ARRANGEMENTS [Abstract]
JOINT ARRANGEMENTS
10.	JOINT ARRANGEMENTS

tgs jointly with SACDE applied for the public tender launched by the Argentine Government for the construction of a connection pipeline in the province of Santa Fe. This tender was finally obtained by the UT whose sole purpose is the execution of such works. For further information, see Note 23.

The Company participates in the UT in a percentage of 51% on the rights of the assets and on the obligations related to them. tgs consolidates line by line assets, liabilities and results of the UT based on the aforementioned percentage of participation.

The breakdown of the amounts included in the statements of financial position related to the Company’s participation in the UT and its results is the following:

	2023	2022
Consolidated Statements of financial position
Non Current assets	-	-
Current Assets	61,759	224,276
Total	61,759	224,276
Non Current Liabilities	-	-
Current Liabilities	422,838	867,650
Total	422,838	867,650

	2023	2022	2021
Consolidated Statements of comprehensive income
Gross (loss) / profit	(102,742)	84	165
Operating loss	(146,685)	(24,458)	(47,642)
Net Financial results	648,817	439,521	856,156
Comprehensive income	502,132	415,063	808,514